Consolidated Statements of Changes in Equity (Deficit) - USD ($) $ in Thousands	Share and capital premium	Fair value of financial assets reserve	Transactions with related parties reserve	Currency translation differences reserve	Share-based payments reserve	Accumulated deficit	Total
Balance at Dec. 31, 2018	$ 0	$ 0	$ 0	$ 0	$ 0	$ (2)	$ (2)
Issuance of shares and warrants, net	1,880	0	0	0	0	0	1,880
Other comprehensive income (loss)	0	0	0	22	0	0	22
Transaction with a related party	0	0	14	0	0	0	14
Loss for the period	0	0	0	0	0	(423)	(423)
Balance at Dec. 31, 2019	1,880	0	14	22	0	(425)	1,491
Share-based payments	0	0	0	0	3,958	0	3,958
Reverse acquisition	11,439	0	0	0	0	0	11,439
Issuance of shares and warrants, net	14,067	0	0	0	0	0	14,067
Exercise of options - Investors	2,753	0	0	0	0	0	2,753
Exercise of options	342	0	0	0	(319)	0	23
Other comprehensive income (loss)	0	(334)	0	758	0	0	424
Loss for the period	0	0	0	0	0	(18,524)	(18,524)
Balance at Dec. 31, 2020	30,481	(334)	14	780	3,639	(18,949)	15,631
Share-based payments	0	0	0	0	2,313	0	2,313
Issuance of shares and warrants, net	30,357	0	0	0		0	30,357
Exercise of options	4,445	0	0	0	(1,249)	0	3,196
Other comprehensive income (loss)	0	0	0	77	0	0	77
Loss for the period	0	0	0	0	(0)	(7,766)	(7,766)	[1]
Balance at Jun. 30, 2021	65,283	(334)	14	857	4,703	(26,715)	43,808
Balance at Dec. 31, 2020	30,481	(334)	14	780	3,639	(18,949)	15,631
Share-based payments	0	0	0	0	2,829	0	2,829
Issuance of shares and warrants, net	31,176	0	0	0	0	0	31,176
Exercise of options	6,691				(3,495)		(3,196)
Other comprehensive income (loss)	0	(0)	0	(261)	0	0	(261)
Loss for the period	0	0	0	0	0	(11,738)	(11,738)
Balance at Sep. 30, 2021	68,348	(334)	14	519	2,973	(30,687)	40,833
Balance at Dec. 31, 2020	30,481	(334)	14	780	3,639	(18,949)	15,631
Share-based payments	0	0	0	0	3,965	0	3,965
Issuance of shares and warrants, net	32,330	0	0	0	0	0	32,330
Exercise of options	6,799	0	0	0	(3,576)	0	3,223
Other comprehensive income (loss)	0	0	0	495	0	0	495
Loss for the period	0	0	0	0	0	(18,022)	(18,022)
Balance at Dec. 31, 2021	69,610	(334)	14	1,275	4,028	(36,971)	37,622
Balance at Jun. 30, 2021	65,283	(334)	14	857	4,703	(26,715)	43,808
Loss for the period							(3,972)
Balance at Sep. 30, 2021	68,348	(334)	14	519	2,973	(30,687)	40,833
Balance at Dec. 31, 2021	69,610	(334)	14	1,275	4,028	(36,971)	37,622
Share-based payments	0	0	0	0	1,048	0	1,048
Exercise of options	866	0	0	0	(813)	0	53
Other comprehensive income (loss)	0	0	0	(3,173)	0	0	(3,173)
Loss for the period	0	0	0	0	0	(9,156)	(9,156)
Balance at Jun. 30, 2022	70,476	(334)	14	(1,898)	4,263	(46,127)	26,394
Balance at Dec. 31, 2021	69,610	(334)	14	1,275	4,028	(36,971)	37,622
Share-based payments	0	0	0	0	1,092	0	1,092
Issuance of shares and warrants, net	1,348	0	0	0	0	0	1,348
Exercise of options	1,273				(1,219)		54
Other comprehensive income (loss)	0	0	0	(4,046)	0	0	(4,046)
Loss for the period	0	0	0	0	0	(11,631)	(11,631)
Balance at Sep. 30, 2022	72,231	(334)	14	(2,771)	3,901	(48,602)	24,439
Balance at Jun. 30, 2022	70,476	(334)	14	(1,898)	4,263	(46,127)	26,394
Loss for the period							(2,475)
Balance at Sep. 30, 2022	$ 72,231	$ (334)	$ 14	$ (2,771)	$ 3,901	$ (48,602)	$ 24,439

[1]	Reclassified